FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.8%
	AEROSPACE & DEFENSE — 0.5%
43,934	Ducommun, Inc.*	$7,531,166
	APPAREL & TEXTILE PRODUCTS — 3.6%
961,209	Levi Strauss & Co. - Class A	19,954,699
415,212	PVH Corp.	30,792,122
		50,746,821
	AUTOMOTIVE — 2.4%
256,823	Dorman Products, Inc.*	33,091,644
	BANKING — 7.3%
344,985	Axos Financial, Inc.*	33,391,098
361,817	Bank of NT Butterfield & Son Ltd.	21,303,785
130,104	Five Star Bancorp	5,961,365
967,192	ServisFirst Bancshares, Inc.	41,627,944
		102,284,192
	CONSUMER SERVICES — 1.5%
1,127,343	Upbound Group, Inc.	20,630,377
	CONTAINERS & PACKAGING — 0.3%
363,852	Graphic Packaging Holding Co.	4,075,142
	ELECTRIC UTILITIES — 0.9%
240,067	Unitil Corp.	12,853,187
	ELECTRICAL EQUIPMENT — 4.2%
45,761	Littelfuse, Inc.	18,861,769
1,214,855	Vontier Corp.	39,130,479
		57,992,248
	FOOD — 2.0%
420,996	Darling Ingredients, Inc.*	27,899,405
	GAS & WATER UTILITIES — 9.3%
1,358,295	MDU Resources Group, Inc.	27,057,236
753,391	New Jersey Resources Corp.	40,185,876
1,637,841	UGI Corp.	62,974,987
		130,218,099
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.2%
59,937	L B Foster Co. - Class A*	2,248,237
	INDUSTRIAL SUPPORT SERVICES — 2.2%
258,539	MSC Industrial Direct Co., Inc. - Class A	30,735,116
	INSURANCE — 7.8%
715,783	CNO Financial Group, Inc.	39,217,751
372,664	Horace Mann Educators Corp.	18,964,871
788,047	RLI Corp.	50,017,343
		108,199,965

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET MEDIA & SERVICES — 0.9%
341,303	People, Inc.*	$13,065,079
	MACHINERY — 9.8%
254,475	AGCO Corp.	30,106,937
14,730	CSW Industrials, Inc.	4,550,833
81,171	Graco, Inc.	6,285,071
294,732	JBT Marel Corp.	34,445,329
235,640	Oshkosh Corp.	36,314,480
394,682	Terex Corp.	25,066,254
		136,768,904
	PUBLISHING & BROADCASTING — 1.7%
631,707	Scholastic Corp.	24,257,549
	RETAIL - CONSUMER STAPLES — 4.0%
365,247	Ingles Markets, Inc. - Class A	29,877,204
312,320	Sprouts Farmers Market, Inc.*	25,622,733
		55,499,937
	RETAIL - DISCRETIONARY — 1.5%
484,295	Advance Auto Parts, Inc.	20,427,563
	SEMICONDUCTORS — 2.3%
159,713	Synaptics, Inc.*	15,447,441
558,346	Vishay Intertechnology, Inc.	16,990,469
		32,437,910
	SOFTWARE — 0.4%
162,627	Concentrix Corp.	4,895,073
	SPECIALTY FINANCE — 6.5%
439,459	First American Financial Corp.	32,484,809
941,732	MGIC Investment Corp.	28,864,086
234,481	Nelnet, Inc., Class A	29,373,435
		90,722,330
	TECHNOLOGY HARDWARE — 9.6%
199,675	Arrow Electronics, Inc.*	40,819,560
18,823	Fabrinet*	7,772,581
90,289	InterDigital, Inc.	30,249,524
217,230	TD SYNNEX Corp.	54,926,606
		133,768,271
	TECHNOLOGY SERVICES — 1.4%
154,904	Science Applications International Corp.	19,861,791
	WHOLESALE - DISCRETIONARY — 3.5%
297,244	ePlus, Inc.	26,148,555

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WHOLESALE - DISCRETIONARY (Continued)
700,772	G-III Apparel Group Ltd.	$22,838,159
		48,986,714
	TOTAL COMMON STOCKS
	(Cost $843,616,407)	1,169,196,720
	EXCHANGE-TRADED FUNDS — 3.3%
605,802	Vanguard 0-3 Month Treasury Bill ETF	45,865,270
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $45,682,494)	45,865,270
	SHORT-TERM INVESTMENTS — 12.9%
	MONEY MARKET INVESTMENTS — 12.9%
180,425,002	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.49%(a)	180,425,002
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $180,425,002)	180,425,002
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,069,723,903)	1,395,486,992
	Liabilities in Excess of Other Assets — (0.0)%	(82,877)
	TOTAL NET ASSETS — 100.0%	$1,395,404,115

ETF – Exchange-Traded Fund

*Non-income producing security.
(a)The rate is the annualized seven-day yield at period end.